Filed under Rule 497(e)
Registration No. 333‑08653
Seasons Series Trust
(the “Trust,” and its series, the “Portfolios”)
Supplement dated May 27, 2026, to the Portfolios’ current Prospectuses, as supplemented to date
At a meeting held on March 26, 2026, the Board of Trustees of the Trust approved changes to certain Portfolios’ principal investment strategies and/or 80% investment policies, including the adoption of new non‑fundamental 80% investment policies for certain Portfolios, as set out below. The Trust intends to file an amendment to its registration statement with the U.S. Securities and Exchange Commission (“SEC”) reflecting these changes. The filing is subject to review by the SEC and is expected to become effective on or about July 29, 2026.
SA Columbia Focused Value Portfolio
The first, second and third paragraphs of the subsection of the Prospectus entitled “Portfolio Summary: SA Columbia Focused Value Portfolio – Principal Investment Strategies of the Portfolio” are deleted in their entirety and replaced with the following:
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in securities of value companies. For purposes of the Portfolio’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index; or (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used in the marketplace for value classifications, such as earnings growth, price‑to‑earnings or sales growth, among others.
The Portfolio invests primarily in equity securities of large‑cap companies. The Portfolio utilizes a “focus” strategy, which means the subadviser actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus strategy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. The Portfolio will generally hold between 30 to 40 securities, although the subadviser may, in its discretion, hold more or fewer securities.
The Portfolio invests substantially in securities of U.S. issuers. The Portfolio may from time to time emphasize one or more sectors in selecting its investments, including the financials sector. The Portfolio may invest in additional financial instruments for the purpose of cash management or to hedge a security position.
The second, third and fourth paragraphs in the subsection of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks – SA Columbia Focused Value Portfolio” are deleted in their entirety and replaced with the following:
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in securities of value companies. For purposes of the Portfolio’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index; or (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used in the marketplace for value classifications, such as earnings growth, price‑to‑earnings or sales growth, among others. The third-party value-style indices currently used to identify value companies are the Russell 3000® Value Index and the MSCI ACWI IMI Value Index, although the Portfolio may change the referenced indexes without prior notice.
The Portfolio invests primarily in equity securities of large‑cap companies. The Portfolio utilizes a “focus” strategy, which means the subadviser actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus strategy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. The Portfolio will generally hold between 30 to 40 securities, although the subadviser may, in its discretion, hold more or fewer securities.
The Portfolio invests substantially in securities of U.S. issuers. The Portfolio may from time to time emphasize one or more sectors in selecting its investments, including the financials sector. The Portfolio may invest in additional financial instruments for the purpose of cash management or to hedge a security position.
SA Multi-Managed International Equity Portfolio
The first paragraph in the subsection of the Prospectus entitled “Portfolio Summary: SA Multi-Managed International Equity Portfolio – Principal Investment Strategies of the Portfolio” is deleted in its entirety and replaced with the following:
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in equity securities. The Portfolio will invest in issuers in at least three countries other than the United States. Although the Portfolio invests primarily in issuers located in developed countries, the Portfolio may invest in companies located in developing or emerging markets. The Portfolio invests primarily in large-capitalization companies, though it may invest in companies of any market capitalization.
The second paragraph in the subsection of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks – SA Multi-Managed International Equity Portfolio” is deleted in its entirety and replaced with the following:
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in equity securities. The Portfolio will invest in issuers in at least three countries other than the United States. Although the Portfolio invests primarily in issuers located in developed countries, the Portfolio may invest in companies located in developing or emerging markets. The Portfolio invests primarily in large-capitalization companies, though it may invest in companies of any market capitalization.
SA Multi-Managed Large Cap Growth Portfolio
The following is added to the end of the first paragraph in the subsection of the Prospectus entitled “Portfolio Summary: SA Multi-Managed Large Cap Growth Portfolio – Principal Investment Strategies of the Portfolio”:
For purposes of the Portfolio’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index; or (ii) is above the relevant equity market median in at least two “growth metrics” similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price‑to‑earnings or sales growth, among others.
The second paragraph in the subsection of the Prospectus entitled “Portfolio Summary: SA Multi-Managed Large Cap Growth Portfolio – Principal Investment Strategies of the Portfolio” and the third paragraph in the subsection of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks – SA Multi-Managed Large Cap Growth Portfolio” are deleted in their entirety and replaced with the following:
The Portfolio may also invest in equity securities of medium-capitalization companies, short-term investments (up to 20%) and foreign securities, including emerging market securities.
The following is added to the end of the second paragraph in the subsection of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks – SA Multi-Managed Large Cap Growth Portfolio”:
For purposes of the Portfolio’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index; or (ii) is above the relevant equity market median in at least two “growth metrics” similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price‑to‑earnings or sales growth, among others. The third-party growth-style indices currently used to identify growth companies are the Russell 3000® Growth Index and the MSCI All Country World Investible Market Growth Index, although the Portfolio may change the referenced indexes without prior notice.
The first sentence of the sixth paragraph in the subsection of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks – SA Multi-Managed Large Cap Growth Portfolio” is deleted in its entirety and replaced with the following:
The Portfolio may also invest in small‑cap stocks, fixed income securities (up to 10% of total assets), U.S. Government securities, asset-backed and mortgage-backed securities, REITs, foreign securities, emerging markets, currency transactions, currency baskets, custodial receipts and trust certificates, depositary receipts, derivatives, options and futures, options on foreign currency, options on securities and securities indices, hybrid instruments (up to 10%), swaps, interest rate caps, floors and collars, unseasoned companies, special situations, ETFs and illiquid investments (up to 15% of net assets).
SA Multi-Managed Large Cap Value Portfolio
The following is added to the end of the first paragraph in the subsection of the Prospectus entitled “Portfolio Summary: SA Multi-Managed Large Cap Value Portfolio – Principal Investment Strategies of the Portfolio”:
For purposes of the Portfolio’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index; or (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used in the marketplace for value classifications, such as earnings growth, price‑to‑earnings or sales growth, among others.
The following is added to the end of the second paragraph in the subsection of the Prospectus entitled “Additional Information About the Portfolio’s Investment Strategies and Investment Risks – SA Multi-Managed Large Cap Value Portfolio”:
For purposes of the Portfolio’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index; or (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used in the marketplace for value classifications, such as earnings growth, price‑to‑earnings or sales growth, among others. The third-party value-style indices currently used to identify value companies are the Russell 3000® Value Index and the MSCI ACWI IMI Value Index, although the Portfolio may change the referenced indexes without prior notice.
SA Multi-Managed Mid Cap Growth Portfolio
The following is added to the end of the first paragraph in the subsection of the Prospectus entitled “Portfolio Summary: SA Multi-Managed Mid Cap Growth Portfolio – Principal Investment Strategies of the Portfolio”:
For purposes of the Portfolio’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index; or (ii) is above the relevant equity market median in at least two “growth metrics” similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price‑to‑earnings or sales growth, among others.
The second paragraph in the subsection of the Prospectus entitled “Portfolio Summary: SA Multi-Managed Mid Cap Growth Portfolio – Principal Investment Strategies of the Portfolio” and the third paragraph in the subsection of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks – SA Multi-Managed Mid Cap Growth Portfolio” are deleted in their entirety and replaced with the following:
The Portfolio may invest a portion of its assets in equity securities of small- and large-capitalization companies, short-term investments (up to 20%) and foreign securities (up to 30%). The Portfolio may at times invest significantly in certain sectors, such as the information technology sector.

The following is added to the end of the second paragraph in the subsection of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks – SA Multi-Managed Mid Cap Growth Portfolio”:
For purposes of the Portfolio’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index; or (ii) is above the relevant equity market median in at least two “growth metrics” similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price‑to‑earnings or sales growth, among others. The third-party growth-style indices currently used to identify growth companies are the Russell 3000® Growth Index and the MSCI All Country World Investible Market Growth Index, although the Portfolio may change the referenced indexes without prior notice.
SA Multi-Managed Mid Cap Value Portfolio
The following is added to the end of the first paragraph in the subsection of the Prospectus entitled “Portfolio Summary: SA Multi-Managed Mid Cap Value Portfolio – Principal Investment Strategies of the Portfolio”:
For purposes of the Portfolio’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index; or (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used in the marketplace for value classifications, such as earnings growth, price‑to‑earnings or sales growth, among others.
The following is added to the end of the second paragraph in the subsection of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks – SA Multi-Managed Mid Cap Value Portfolio”:
For purposes of the Portfolio’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index; or (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used in the marketplace for value classifications, such as earnings growth, price‑to‑earnings or sales growth, among others. The third-party value-style indices currently used to identify value companies are the Russell 3000® Value Index and the MSCI ACWI IMI Value Index, although the Portfolio may change the referenced indexes without prior notice.
All Portfolios
The third paragraph in the subsection of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks” is deleted in its entirety and replaced with the following:
The principal investment goal and strategies for each of the Portfolios in this Prospectus are non‑fundamental and may be changed by the Board of Trustees (the “Board”) without shareholder approval. Shareholders will be given at least 60 days’ written notice in advance of any change to a Portfolio’s investment goal or to its investment strategy that requires 80% of its net assets to be invested in certain securities policy (“80% Policy”). “Net assets” will take into account any borrowings for investment purposes by a Portfolio. Additionally, a derivative instrument that provides exposure to the types of investments that are included in a Portfolio’s 80% Policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the Portfolio’s 80% Policy.
Capitalized terms used herein but not defined shall have the meanings assigned to them in the applicable Prospectus.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
SC4559IN2 (5/26)